Long-term Debt (Interest Expense of Long-term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total interest expense	$ 32,553	$ 25,518	$ 5,572
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs	5,277	3,373
Total interest expense	32,350	24,010
Unsecured Senior Notes [Member] | Interest expense at an annual rate of 2.50% [Member]
Debt Instrument [Line Items]
Interest expense	15,426	15,981
Unsecured Senior Notes [Member] | Interest expense at an annual rate of 0.50% [Member]
Debt Instrument [Line Items]
Interest expense	2,588	1,042
Unsecured Senior Notes [Member] | Interest expense at an annual rate of 1.75% [Member]
Debt Instrument [Line Items]
Interest expense	$ 9,059	$ 3,614